UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05715
                                                    ------------

             The Gabelli Convertible and Income Securities Fund Inc.
                   ------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                   ------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                   ------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ----------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: September 30, 2005
                                            -------------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2005 (UNAUDITED)

    PRINCIPAL                                       MARKET
     AMOUNT                                         VALUE*
    ---------                                      --------
               CONVERTIBLE CORPORATE BONDS -- 39.0%
               AEROSPACE -- 3.0%
  $  830,000   GenCorp Inc., Sub. Deb. Cv.,
                 5.750%, 04/15/07 ..............$    911,962
   3,692,000   Kaman Corp., Sub. Deb. Cv.,
                 6.000%, 03/15/12 ..............   3,535,090
                                                ------------
                                                   4,447,052
                                                ------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 6.2%
   3,000,000   Pep Boys - Manny, Moe & Jack, Cv.,
                 4.250%, 06/01/07 ..............   2,925,000
   6,900,000   Standard Motor Products Inc.,
                 Sub. Deb. Cv.,
                 6.750%, 07/15/09 ..............   6,141,000
                                                ------------
                                                   9,066,000
                                                ------------
               BROADCASTING -- 4.3%
               Sinclair Broadcast Group Inc.,
                 Sub. Deb. Cv.,
   5,000,000     6.000%, 09/15/12 ..............   4,400,000
   2,200,000     4.875%, 07/15/18 ..............   1,977,250
                                                ------------
                                                   6,377,250
                                                ------------
               BUSINESS SERVICES -- 5.1%
     900,000   BBN Corp., Sub. Deb. Cv.,
                 6.000%, 04/01/12+ (a)(c) ......           0
   3,000,000   Franklin Resources Inc., Cv.,
                 Zero Coupon, 05/11/31 .........   2,373,750
   1,200,000   Navistar Financial Corp.,
                 Sub. Deb. Cv.,
                 4.750%, 04/01/09 ..............   1,146,000
               Trans-Lux Corp.,
                 Sub. Deb. Cv.,
   2,600,000     8.250%, 03/01/12 ..............   2,551,250
   1,500,000     7.500%, 12/01/06 ..............   1,496,250
                                                ------------
                                                   7,567,250
                                                ------------
               CABLE -- 0.6%
     400,000   Adelphia Communications Corp.,
                 Sub. Deb. Cv.,
                 3.250%, 05/01/21+ (c) .........      18,500
     800,000   Charter Communications
                 Inc., Cv.,
                 4.750%, 06/01/06 ..............     790,000
     100,000   Mediacom Communications
                 Corp., Cv.,
                 5.250%, 07/01/06 ..............     100,000
                                                ------------
                                                     908,500
                                                ------------
               COMMUNICATIONS EQUIPMENT -- 7.9%
   2,600,000   Agere Systems Inc.,
                 Sub. Deb. Cv.,
                 6.500%, 12/15/09 ..............   2,613,000
     600,000   Corning Inc., Deb. Cv.,
                 Zero Coupon, 11/08/15 .........     475,848
   2,000,000   Lucent Technologies Inc.,
                 Sub. Deb. Cv.,
                 8.000%, 08/01/31 ..............   2,075,000
   4,700,000   Nortel Networks Corp., Cv.,
                 4.250%, 09/01/08 ..............   4,447,375
   2,000,000   TriQuint Semiconductor Inc.,
                 Sub. Deb. Cv.,
                 4.000%, 03/01/07 ..............   1,947,500
                                                ------------
                                                  11,558,723
                                                ------------

    PRINCIPAL                                      MARKET
     AMOUNT                                        VALUE*
    ---------                                     --------
               CONSUMER PRODUCTS -- 0.1%
  $  100,000   Church & Dwight Co. Inc.,
                 Deb. Cv.,
                 5.250%, 08/15/33 (b) ..........$    133,500
                                                ------------
               DIVERSIFIED INDUSTRIAL -- 2.1%
   2,300,000   EDO Corp., Sub. Deb. Cv.,
                 5.250%, 04/15/07 ..............   2,366,125
   1,400,000   Roper Industries Inc., Cv.,
                 1.481%, 01/15/34 ..............     771,750
                                                ------------
                                                   3,137,875
                                                ------------
               ELECTRONICS -- 0.0%
      10,000   Artesyn Technologies Inc.,
                 Sub. Deb. Cv.,
                 5.500%, 08/15/10 (b) ..........      13,187
                                                ------------
               ENERGY AND UTILITIES -- 1.9%
     500,000   Devon Energy Corp., Deb. Cv.,
                 4.950%, 08/15/08 ..............     617,500
   1,400,000   Mirant Corp., Deb. Cv.,
                 2.500%, 06/15/21+ (c) .........   1,449,000
     257,000   Moran Energy Inc.,
                 Sub. Deb. Cv.,
                 8.750%, 01/15/08 ..............     245,435
     400,000   Unisource Energy Corp., Cv.,
                 4.500%, 03/01/35 (b) ..........     421,000
                                                ------------
                                                   2,732,935
                                                ------------
               EQUIPMENT AND SUPPLIES -- 1.0%
   1,446,000   Robbins & Myers Inc.,
                 Sub. Deb. Cv.,
                 8.000%, 01/31/08 ..............   1,520,108
                                                ------------
               FINANCIAL SERVICES -- 0.4%
     500,000   Conseco Inc., Cv.,
                 3.500%, 09/30/35 (b) ..........     512,500
                                                ------------
               FOOD AND BEVERAGE -- 0.4%
     500,000   Parmalat Capital, Cv.,
                 1.000%, 12/31/05+ (c) .........     168,259
     700,000   Parmalat Netherlands BV, Cv.,
                 0.875%, 06/30/21+ (c) .........     344,931
                                                ------------
                                                     513,190
                                                ------------
               HEALTH CARE -- 0.7%
   1,000,000   IVAX Corp., Sub. Deb. Cv.,
                 4.500%, 05/15/08 ..............   1,003,750
     150,000   Sabratek Corp.,
                 Sub. Deb. Cv.,
                 6.000%, 04/15/06+ (a)(c) ......           0
                                                ------------
                                                   1,003,750
                                                ------------
               HOTELS AND GAMING -- 1.2%
     800,000   Hilton Group Finance
                 Jersey Ltd., Cv.,
                 3.375%, 10/02/10 ..............   1,789,375
      10,000   Wynn Resorts Ltd.,
                Sub. Deb. Cv.,
                 6.000%, 07/15/15 (b) ..........      20,725
                                                ------------
                                                   1,810,100
                                                ------------

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)

    PRINCIPAL                                      MARKET
     AMOUNT                                        VALUE*
    ---------                                     --------
               CONVERTIBLE CORPORATE BONDS (CONTINUED)
               MANUFACTURED HOUSING AND
               RECREATIONAL VEHICLES -- 0.1%
  $  100,000   Fleetwood Enterprises Inc., Cv.,
                 5.000%, 12/15/23 (b) ..........$    127,000
                                                ------------
               METALS AND MINING -- 0.9%
   1,000,000   Inco Ltd., Cv.,
                 Zero Coupon, 03/29/21 .........   1,262,500
                                                ------------
               REAL ESTATE -- 1.2%
               Palm Harbor Homes Inc., Cv.,
     450,000     3.250%, 05/15/24 ..............     406,125
   1,550,000     3.250%, 05/15/24 (b) ..........   1,398,875
                                                ------------
                                                   1,805,000
                                                ------------
               RETAIL -- 0.0%
      60,000   Costco Wholesale Corp.,
                Sub. Deb. Cv.,
                 Zero Coupon, 08/19/17 .........      59,100
                                                ------------
               TELECOMMUNICATIONS -- 0.0%
      80,000   AMNEX Inc., Sub. Deb. Cv.,
                 8.500%, 09/25/49+ (a)(b)(c)(d)            0
      50,000   Commonwealth Telephone
                 Enterprises Inc., Cv.,
                 3.250%, 07/15/23 (b) ..........      52,063
                                                ------------
                                                      52,063
                                                ------------
               TRANSPORTATION -- 0.9%
               GATX Corp., Cv.,
     500,000     7.500%, 02/01/07 (b) ..........     625,000
     500,000     7.500%, 02/01/07 ..............     625,000
                                                ------------
                                                   1,250,000
                                                ------------
               WIRELESS COMMUNICATIONS -- 1.0%
   1,500,000   Nextel Communications Inc., Cv.,
                 5.250%, 01/15/10 ..............   1,518,750
                                                ------------
               TOTAL CONVERTIBLE
                 CORPORATE BONDS ...............  57,376,333
                                                ------------

     SHARES
     ------

               CONVERTIBLE PREFERRED STOCKS -- 9.3%
               AEROSPACE -- 0.7%
       8,000   Northrop Grumman Corp.,
                 7.000% Cv. Pfd., Ser. B .......     968,000
                                                ------------
               AUTOMOTIVE -- 0.1%
       2,000   Ford Motor Co. Capital Trust II,
                 6.500% Cv. Pfd. ...............      72,900
       4,000   General Motors Corp.,
                 4.500% Cv. Pfd., Ser. A .......      95,320
                                                ------------
                                                     168,220
                                                ------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       --------
               AVIATION: PARTS AND SERVICES -- 4.0%
      49,000   Coltec Capital Trust,
                 5.250% Cv. Pfd. ...............$  2,437,750
      35,000   Sequa Corp.,
                 $5.00 Cv. Pfd. ................   3,412,500
                                                ------------
                                                   5,850,250
                                                ------------
               BROADCASTING -- 0.7%
         100   Gray Television Inc.,
                 8.000% Cv. Pfd.,
                Ser. C (a)(b)(d) ...............   1,010,000
                                                ------------
               BUSINESS SERVICES -- 0.3%
      14,001   Interep National Radio Sales Inc.,
                 4.000% Cv. Pfd.,
                Ser. A+ (a)(b)(d) ..............     490,035
      20,000   Key3Media Group Inc.,
                 5.500% Cv. Pfd., Ser. B+ (a) ..         117
                                                ------------
                                                     490,152
                                                ------------
               COMMUNICATIONS EQUIPMENT -- 0.6%
         800   Lucent Technologies
                Capital Trust I,
                 7.750% Cv. Pfd. ...............     810,000
                                                ------------
               ENERGY AND UTILITIES -- 0.8%
       6,000   AES Trust III,
                 6.750% Cv. Pfd. ...............     286,200
         500   El Paso Corp.,
                 4.990% Cv. Pfd. (b) ...........     614,482
         300   El Paso Corp. Capital Trust I,
                 4.750% Cv. Pfd., Ser. C .......      12,120
       4,000   FPL Group Inc.,
                 8.000% Cv. Pfd., Ser. B .......     284,600
                                                ------------
                                                   1,197,402
                                                ------------
               ENTERTAINMENT -- 0.8%
       2,000   Metromedia International Group Inc.,
                 7.250% Cv. Pfd.+ ..............      79,000
      45,000   Six Flags Inc.,
                 7.250% Cv. Pfd., Ser. B .......   1,075,500
                                                ------------
                                                   1,154,500
                                                ------------
               TELECOMMUNICATIONS -- 1.0%
      15,000   Cincinnati Bell Inc.,
                 6.750% Cv. Pfd., Ser. B .......     655,500
      15,000   Philippine Long Distance
                Telephone Co.,
                 $3.50 Cv. Pfd., Ser. III ......     787,500
                                                ------------
                                                   1,443,000
                                                ------------
               TRANSPORTATION -- 0.3%
       2,500   GATX Corp.,
                 $2.50 Cv. Pfd. ................     493,750
                                                ------------
               TOTAL CONVERTIBLE
                 PREFERRED STOCKS ..............  13,585,274
                                                ------------

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       --------
               COMMON STOCKS -- 33.9%
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.2%
      10,000   Dana Corp. ......................$     94,100
      40,000   Genuine Parts Co. ...............   1,716,000
                                                ------------
                                                   1,810,100
                                                ------------
               CABLE AND SATELLITE -- 1.8%
      20,000   Cablevision Systems Corp.,
                Cl. A+ .........................     613,400
       5,000   DIRECTV Group Inc.+ .............      74,900
      18,000   EchoStar Communications Corp.,
                Cl. A ..........................     532,260
      19,500   Loral Space &
                Communications Ltd.+ ...........       1,365
      34,368   Rogers Communications Inc.,
                Cl. B ..........................   1,355,818
                                                ------------
                                                   2,577,743
                                                ------------
               COMMUNICATIONS EQUIPMENT -- 0.8%
      64,413   Corning Inc.+ ...................   1,245,103
                                                ------------
               COMPUTER HARDWARE -- 0.1%
       2,000   International Business
                Machines Corp. .................     160,440
                                                ------------
               CONSUMER PRODUCTS -- 0.3%
      10,000   Action Performance
                Companies Inc. .................     125,000
       8,000   Avon Products Inc. ..............     216,000
      10,000   Swedish Match AB ................     119,291
                                                ------------
                                                     460,291
                                                ------------
               CONSUMER SERVICES -- 0.3%
      20,000   IAC/InterActiveCorp+ ............     507,000
                                                ------------
               DIVERSIFIED INDUSTRIAL -- 0.3%
      40,926   WHX Corp.+ ......................     450,188
                                                ------------
               ENERGY AND UTILITIES -- 9.4%
       4,000   Anadarko Petroleum Corp. ........     383,000
      10,000   BP plc, ADR .....................     708,500
       3,000   CH Energy Group Inc. ............     142,440
      20,574   Chevron Corp. ...................   1,331,755
      10,000   ConocoPhillips ..................     699,100
       2,000   Cooper Cameron Corp.+ ...........     147,860
      22,000   Duke Energy Corp. ...............     641,740
      30,000   Exxon Mobil Corp. ...............   1,906,200
      30,448   FPL Group Inc. ..................   1,449,325
      20,000   Great Plains Energy Inc. ........     598,200
       1,500   Murphy Oil Corp. ................      74,805
       4,000   National Fuel Gas Co. ...........     136,800
      40,000   Northeast Utilities .............     798,000
       5,000   Occidental Petroleum Corp. ......     427,150
      10,000   Progress Energy Inc., CVO+ ......         900
      10,000   Public Service Enterprise
                Group Inc. .....................     643,600
      20,000   Royal Dutch Shell plc,
                Cl. A, ADR .....................   1,312,800
       8,500   SJW Corp. .......................     410,380
      25,000   Spinnaker Exploration Co.+ ......   1,617,250
      20,000   Xcel Energy Inc. ................     392,200
                                                ------------
                                                  13,822,005
                                                ------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                       --------
               EQUIPMENT AND SUPPLIES -- 0.1%
       5,000   Mueller Industries Inc. .........$    138,850
                                                ------------
               FINANCIAL SERVICES -- 5.3%
      32,000   Alliance Capital Management
                 Holding LP ....................   1,531,200
      40,000   American Express Co. ............   2,297,600
       4,000   American International
                Group Inc. .....................     247,840
      10,000   Argonaut Group Inc.+ ............     270,100
      55,000   Citigroup Inc. ..................   2,503,600
      10,000   Hudson United Bancorp ...........     423,300
      20,000   MBNA Corp. ......................     492,800
                                                ------------
                                                   7,766,440
                                                ------------
               FOOD AND BEVERAGE -- 5.4%
      10,000   Cadbury Schweppes plc, ADR ......     407,300
      17,000   Coca-Cola Co. ...................     734,230
      70,000   Dreyer's Grand Ice Cream
                 Holdings Inc., Cl. A ..........   5,746,300
      18,000   General Mills Inc. ..............     867,600
       2,528   Pernod Ricard SA, ADR ...........     111,933
                                                ------------
                                                   7,867,363
                                                ------------
               HEALTH CARE -- 3.4%
      10,000   Beverly Enterprises Inc.+ .......     122,500
      12,000   Bristol-Myers Squibb Co. ........     288,720
      19,000   Eli Lilly & Co. .................   1,016,880
      27,000   Merck & Co. Inc. ................     734,670
      82,000   Pfizer Inc. .....................   2,047,540
      15,000   Priority Healthcare Corp.,
                Cl. B+ .........................     417,900
      15,000   Schering-Plough Corp. ...........     315,750
                                                ------------
                                                   4,943,960
                                                ------------
               HOTELS AND GAMING -- 1.5%
      35,000   Argosy Gaming Co.+ ..............   1,644,650
     100,000   Hilton Group plc ................     554,712
                                                ------------
                                                   2,199,362
                                                ------------
               RETAIL -- 3.3%
      55,000   Albertson's Inc. ................   1,410,750
     100,000   JumboSports Inc.+ ...............           0
      30,000   Neiman Marcus Group Inc.,
                Cl. A ..........................   2,998,500
      15,000   Safeway Inc. ....................     384,000
                                                ------------
                                                   4,793,250
                                                ------------
               TELECOMMUNICATIONS -- 0.7%
      20,000   AT&T Corp. ......................     396,000
      20,000   MCI Inc. ........................     507,400
       5,000   SBC Communications Inc. .........     119,850
                                                ------------
                                                   1,023,250
                                                ------------
               WIRELESS COMMUNICATIONS -- 0.0%
          49   Winstar Communications Inc.+ (a)            0
                                                ------------
               TOTAL COMMON STOCKS .............  49,765,345
                                                ------------

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2005 (UNAUDITED)

                                                  MARKET
     SHARES                                       VALUE*
     ------                                      --------
               PREFERRED STOCKS -- 0.0%
               TELECOMMUNICATIONS -- 0.0%
       3,679   PTV Inc., 10.000% Pfd., Ser. A ..$      5,427
                                                ------------
     PRINCIPAL
      AMOUNT
     -------
               CORPORATE BONDS -- 0.9%
               DIVERSIFIED INDUSTRIAL -- 0.9%
 $ 2,000,000   GP Strategies Corp., Sub. Deb.,
                 6.000%, 08/14/08 (a)(d) .......   1,339,125
                                                ------------

     SHARES
     ------

               RIGHTS -- 0.0%
               DIVERSIFIED INDUSTRIAL -- 0.0%
      11,221   WHX Corp., expire 02/28/08+ .....      29,455
                                                ------------

               WARRANTS -- 0.7%
               BUSINESS SERVICES -- 0.0%
      87,500   Interep National Radio Sales Inc.,
                 expire 05/06/07+ (a)(b)(d) ....           0
                                                ------------
               CONSUMER PRODUCTS -- 0.0%
       4,331   Pillowtex Corp.,
                 expire 11/24/09+ (a) ..........           0
                                                ------------
               DIVERSIFIED INDUSTRIAL -- 0.7%
     250,000   GP Strategies Corp.,
                 expire 08/14/08+ (a)(d) .......     929,126
     379,703   National Patent Development Corp.,
                 expire 08/14/08+ (a)(d) .......     146,241
                                                ------------
                                                   1,075,367
                                                ------------
               TOTAL WARRANTS ..................   1,075,367
                                                ------------
   PRINCIPAL
    AMOUNT
   -------

               U.S. GOVERNMENT OBLIGATIONS -- 16.2%
 $23,971,000   U.S. Treasury Bills,
                 3.152% to 3.508%++,
                 10/06/05 to 12/29/05 ..........  23,835,344
                                                ------------

   TOTAL INVESTMENTS -- 100.0%
     (Cost $139,779,854) .......................$147,011,670
                                                ============

   --------------
            For Federal tax purposes:
            Aggregate cost .....................$140,248,637
                                                ============
            Gross unrealized appreciation ......$ 12,017,720
            Gross unrealized depreciation ......  (5,254,687)
                                                ------------
            Net unrealized appreciation
              (depreciation) ...................$  6,763,033
                                                ============

   --------------
   (a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2005, the market value of fair valued securities amounted to $3,914,644 or 2.66% of total investments.
   (b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the market value of Rule 144A securities amounted to $5,418,367 or 3.69% of total investments. Except as noted in (d), these securities are liquid.
   (c)   Bond in default.
   (d) At September 30, 2005, the Fund held restricted and illiquid securities amounting to $3,914,527 or 2.65% of net assets, which were valued under methods approved by the Board as follows:
ACQUISITION
  SHARES/                                                           09/30/2005
 PRINCIPAL                              ACQUISITION  ACQUISITION  CARRYING VALUE
  AMOUNT    ISSUER                          DATE         COST        PER UNIT
  ------    -------                        -----         ----        --------
$   80,000  Amnex Inc., 8.500%,
              09/25/49 ....................09/15/97  $   70,363     $         --
 2,000,000  GP Strategies Corp. 6.000%,
              08/14/08 ....................08/14/03   1,362,935           0.6696
   250,000  GP Strategies Corp. Warrants
              expire 08/14/08 .............08/08/03     657,065           3.7165
       100  Gray Television Inc.,
              8.000% Cv. Pfd., Ser. C .....04/22/02   1,000,000      10,100.0000
    14,001  Interep National
              Radio Sales Inc.,
              4.000% Cv. Pfd., Ser. A .....05/03/02   1,347,183          35.0000
    87,500  Interep National
              Radio Sales Inc.
              Warrants expire 05/06/07 ....05/03/02          --               --
   379,703  National Patent
              Development Corp.
              Warrants expire 08/14/08 ....11/24/05          --           0.3851
   +     Non-income producing security.
   ++    Represents annualized yield at date of purchase.
   ADR   American Depository Receipt
   CVO   Contingent Value Obligation
   * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
               Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Convertible and Income Securities Fund Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     November 28, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer

Date     November 28, 2005
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.